Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net loss	$ (54,350)	$ (16,979)	$ (21,126)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	1,864	2,075	2,170
Provision for loan losses	51,803	40,550	11,062
Deferred income tax (benefit) expense	9,049	(10,061)	(3,747)
Impairment of goodwill	0	0	24,521
Amortization of intangible assets and other purchase accounting adjustments, net	654	816	816
Amortization of premiums and discounts on investment securities, net	1,657	1,544	1,549
Gain on sales of securities available-for-sale, net	(2,693)	(722)	(1,781)
Gain on sales of premises and equipment	(5)	0	0
Amortization of unearned compensation expense	66	89	94
Impairment of mortgage servicing rights, net of recoveries	1,017	110	185
Loss on sales or writedowns of other real estate owned, net	2,170	1,380	943
Writedown of land held for sale	80	110	0
Loans originated for sale	(81,659)	(126,400)	(141,315)
Proceeds from sales of loans originated for sale	84,954	124,181	140,174
Decrease in accrued interest payable	(437)	(1,660)	(1,473)
Decrease in accrued interest receivable	1,029	1,785	426
Decrease (increase) in other assets	2,034	(3,109)	(7,099)
Increase (decrease) in other liabilities	2,598	459	(502)
Net cash provided by operating activities	19,831	14,168	4,897
Investing activities:
Proceeds from sales of investment securities available-for-sale	87,042	52,730	88,847
Proceeds from maturities of investment securities available-for-sale	27,873	23,863	58,550
Purchase of investment securities available-for-sale	(113,079)	(37,288)	(196,419)
Proceeds from maturities of investment securities held-to-maturity	3,378	4,129	4,564
Purchase of investment securities held-to-maturity	(1,045)	(3,523)	(3,182)
Proceeds from sales of other real estate owned	5,009	6,675	549
Net (increase) decrease in loans	23,562	60,052	(27,873)
Purchase of premises and equipment	(813)	(707)	(1,142)
Proceeds from sales of premises and equipment	5	0	0
Purchase of Federal Home Loan and Federal Reserve Bank stock	(2)	(268)	(19)
Net cash provided by (used in) investing activities	31,930	105,663	(76,125)
Financing activities:
Net increase (decrease) in deposits	(45,666)	(112,578)	113,408
Net increase (decrease) in short-term borrowings	17,276	(10,789)	2,875
Repayment of borrowings	(4,000)	(22,500)	(16,050)
Dividends paid on preferred stock	0	(1,255)	(1,016)
Dividends paid on common stock	0	0	(2,311)
Sales of treasury stock	44	55	114
Award of nonvested stock from treasury stock	0	43	0
Proceeds from issuance of preferred stock and common stock warrants, net of expenses	0	0	25,020
Net cash provided by (used in) financing activities	(32,346)	(147,024)	122,040
Increase (decrease) in cash and cash equivalents	19,415	(27,193)	50,812
Cash and cash equivalents at beginning of year	43,880	71,073	20,261
Cash and cash equivalents at end of year	63,295	43,880	71,073
Cash paid during the year for:
Interest	7,326	13,898	23,558
Income taxes	870	1,019	2,040
Supplemental disclosure of non-cash flow activities:
Loans transferred to other real estate owned	$ 8,375	$ 11,049	$ 16,663